Commitments and Contingencies - Schedule of Operating Lease Commitments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of Commitments and Contingencies [Line Items]
Total operating lease commitments	$ 3,074
Within 1 year [Member]
Disclosure of Commitments and Contingencies [Line Items]
Total operating lease commitments	705
Later than 1 year and not later than 5 years [Member]
Disclosure of Commitments and Contingencies [Line Items]
Total operating lease commitments	$ 2,369